Shareholder Report, Average Annual Return (Details)	6 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
The Cook & Bynum Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Cook & Bynum Fund
Average Annual Return, Percent	8.42%	8.24%	4.10%
MSCI ACWI Net Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index
Average Annual Return, Percent	20.01%	9.48%	11.33%